Product Returns Liability - Additional Information (Detail)	3 Months Ended
Mar. 31, 2014
Minimum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	3.00%
Maximum [Member]
Product Liability Contingency [Line Items]
Customer rights to return excess quantities	5.00%